Selling and Distribution Expenses (Details) - Schedule of selling and distribution expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Selling And Distribution Expenses Abstract
Personnel expenses, note 23(b)	S/ 42,300	S/ 33,867	S/ 26,283
Third-party services	11,106	9,733	7,326
Advertising and promotion	6,417	5,637	3,285
Allowance for expected credit losses, note 7(d)	1,972	563	1,582
Other	3,442	1,720	1,677
Total selling and distribution expenses	S/ 65,237	S/ 51,520	S/ 40,153